Financial Assets Designated at Fair Value - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets designated as measured at fair value through profit or loss [abstract]
Net gain attributable to changes in credit risk for loans and advances	£ 49	£ 40	£ 39
Cumulative net loss attributable to changes in credit risk for loans and advances	£ 120	£ 169